Organization and Principal Activities - Details of Company's Major Subsidiaries and VIEs and Its Major Subsidiaries (Detail)	12 Months Ended
May 31, 2019
Variable interest entities (VIEs) [Member] | New Oriental Education & Technology Group Co., Ltd [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Aug. 02, 2001
Place of incorporation (or establishment)/ operation	PRC
Variable interest entities (VIEs) [Member] | Beijing New Oriental Xuncheng Network Technology Co., Ltd [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Mar. 11, 2005
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries of the Company [Member] | Beijing Decision Education & Consulting Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Apr. 20, 2005
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Beijing Judgment Education & Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Apr. 20, 2005
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Beijing Hewstone Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Apr. 20, 2005
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Elite Concept Holdings Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Dec. 03, 2007
Place of incorporation (or establishment)/ operation	Hong Kong
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Winner Park Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Dec. 09, 2008
Place of incorporation (or establishment)/ operation	Hong Kong
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Smart Shine International Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Dec. 09, 2008
Place of incorporation (or establishment)/ operation	Hong Kong
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Beijing Pioneer Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Jan. 08, 2009
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Shanghai Smart Words Software Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Dec. 08, 2010
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Beijing Smart Wood Software Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Dec. 21, 2011
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Beijing New Oriental Walkite International Education & and Travel Co.,Ltd. [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	May 22, 2012
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Beijing Joy Tend Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Jan. 31, 2013
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Beijing Right Time Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Jan. 31, 2013
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Beijing Sincerity Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Jan. 31, 2013
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Abundant State Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Mar. 20, 2013
Place of incorporation (or establishment)/ operation	The British Virgin Islands ("BVI")
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Beijing Magnificence Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Nov. 01, 2013
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Beijing Top Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Nov. 13, 2013
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Beijing Shenghe Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	May 27, 2014
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Walkite International Academy Co., Ltd. [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Mar. 16, 2015
Place of incorporation (or establishment)/ operation	U.K.
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Walkite International Academy (U.S.A.) Co., Ltd. [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Apr. 13, 2015
Place of incorporation (or establishment)/ operation	U.S.A.
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Beijing Jinghong Software Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Sep. 18, 2016
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | New Oriental Vision Overseas Consulting Australia Private Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Jan. 25, 2017
Place of incorporation (or establishment)/ operation	Australia
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Zhuhai Zekai Software Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Jun. 26, 2017
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Garden House Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Sep. 01, 2017
Place of incorporation (or establishment)/ operation	Hong Kong
Legal ownership	70.00%
Major Subsidiaries of the Company [Member] | One World Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Sep. 01, 2017
Place of incorporation (or establishment)/ operation	Hong Kong
Legal ownership	70.00%
Major Subsidiaries of the Company [Member] | Blingabc Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Dec. 27, 2017
Place of incorporation (or establishment)/ operation	U.S.A.
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Beijing Zhiyuan Hangcheng Software Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Jan. 16, 2018
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Koolearn Technology Holding Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Feb. 07, 2018
Place of incorporation (or establishment)/ operation	CaymanIslands
Legal ownership	53.40%
Major Subsidiaries of the Company [Member] | New Oriental Xuncheng Technology Hk Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Mar. 02, 2018
Place of incorporation (or establishment)/ operation	Hong Kong
Legal ownership	53.40%
Major Subsidiaries of the Company [Member] | Beijing Dexin Dongfang Network Technology Co Ltd [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Mar. 21, 2018
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	53.40%
Major Subsidiaries of the Company [Member] | Beijing Chuangying Oriental Technology Co., LTD [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Sep. 21, 2018
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Beijing Zhihong Oriental Technology Co., LTD [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Sep. 21, 2018
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	100.00%
Major Subsidiaries of the Company [Member] | Tianjin Kuxue Dongfang Network Technology Co., Ltd. [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Dec. 10, 2018
Place of incorporation (or establishment)/ operation	PRC
Legal ownership	53.40%
Major Subsidiaries and Schools of the VIEs [Member] | Beijing Haidian District Privately-Funded New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Oct. 05, 1993
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Shanghai Yangpu District New Oriental Advanced Study School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Jun. 01, 2000
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Wuhan New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Apr. 28, 2002
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Beijing New Oriental Yangzhou Foreign Language School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Jun. 06, 2002
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Xi'an Yanta District New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Nov. 26, 2002
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Nanjing Gulou New Oriental Advanced Study School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Nov. 28, 2002
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Beijing New Oriental Dogwood Cultural Communications Co., Ltd [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	May 16, 2003
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Chongqing New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Aug. 15, 2003
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Beijing New Oriental Vision Overseas Consultancy Co., Ltd [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Feb. 19, 2004
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Beijing New Oriental Dogwood, Bookstore, Audio and Video Co., Ltd [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Mar. 02, 2004
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Hangzhou New Oriental Advanced Study School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Jul. 21, 2005
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Qingdao Happy Alice Kindergarten [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Nov. 29, 2005
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Suzhou New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Apr. 26, 2006
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Beijing New Oriental Stars Education & Consulting Co., Ltd [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Jul. 11, 2007
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Beijing Chaoyang District Kindergarten of Stars [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Nov. 20, 2007
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Xiamen Siming District New Oriental Education Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Jul. 08, 2008
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Shanghai Vision Overseas Service Co., Ltd [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Mar. 24, 2011
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Beijing Management Software Training Institute("CMSI") [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Sep. 01, 2012
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Beijing Dongfang Zhuoyong Investment Management Co., Ltd. [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Apr. 29, 2014
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | New Oriental Vision Overseas Consulting (U.K.) Ltd ("Overseas UK") [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Jun. 10, 2015
Place of incorporation (or establishment)/ operation	U.K
Major Subsidiaries and Schools of the VIEs [Member] | Beijing New Oriental Vision Overseas Service Co., Ltd. [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Feb. 24, 2016
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Beijing Dongfang Youbo Network Technology Co., Ltd. [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Jun. 23, 2016
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Beijing Bright the Future Education & Technology Co., Ltd. [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Jul. 18, 2016
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Beijing Ainuo Shida Education & Technology Co., Ltd [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Dec. 01, 2016
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Beijing Haiwei Career Service Co., Ltd [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Jun. 09, 2017
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Hangzhou Shengshen Technology Co., Ltd [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Oct. 09, 2017
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Asia Pacific Montessori Education Co., Ltd. ("Asia Pacific") [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Dec. 05, 2018
Place of incorporation (or establishment)/ operation	PRC
Major Subsidiaries and Schools of the VIEs [Member] | Suzhou Hongyi Education Investment Co., Ltd [Member]
Variable Interest Entities [Line Items]
Date of incorporation or acquisition	Sep. 03, 2018
Place of incorporation (or establishment)/ operation	PRC